Summary of Weighted-Average Assumptions Related to Grants (Detail)	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Schedule Of Weighted Average Assumptions [Line Items]
Risk-free interest rate	2.30%	2.20%	1.10%
Expected life of option	7 years 6 months	7 years 6 months	7 years 6 months
Expected dividend yield	2.20%	2.70%	3.30%
Expected volatility rate	25.70%	26.10%	28.20%